Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 19, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	cct_ProspectusSupplementTextBlock

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund

(the “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated January 19, 2017

to the

Prospectuses

dated October 1, 2016

The disclosure describing the investment objective of the Fund on the front cover page and the sections entitled “Fund Summary – Investment Objective” and “Investment Objective and Fund Investments – Investment Objective” of the Prospectus is superseded and replaced with the following:

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.  The Community Reinvestment Act of 1977 is intended to encourage depository institutions to help meet the credit needs of their entire communities, including low- and moderate income neighborhoods, and CRA regulators encourage institutions to make sustainable, responsible and impactful investments.

Please keep this Prospectus Supplement with your records.